Acquisitions, disposal of controlling interest, goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions, disposal of controlling interest, goodwill and intangible assets
Schedule of investment in and advances to affiliate companies

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Investment in and advances to Shanghai Celgen	91,355	—	—
Investment in Simcere MSD	—	56,785	9,115
Total investment in and advance to affiliate companies	91,355	56,785	9,115

Schedule of changes in the carrying amount of investment in and advances to affiliate companies

	Investment in and advances to Shanghai Celgen	Investment in Simcere MSD	Total
December 31, 2010	121,220	—	121,220
Interest income from advances to Shanghai Celgen (note 19)	1,827	—	1,827
Repayment from Shanghai Celgen (note 19)	(19,500)	—	(19,500)
Equity in losses of Shanghai Celgen	(12,192)	—	(12,192)
December 31, 2011	91,355	—	91,355
Interest income from advances to Shanghai Celgen (note 19)	828	—	828
Equity in losses of Shanghai Celgen	(10,159)	—	(10,159)
Reclassify the investment in Shanghai Celgen to assets held for sale (note 1(c))	(65,036)	—	(65,036)
Reclassify the advances to Shanghai Celgen to other current assets (note 19(d))	(16,988)	—	(16,988)
Investment in Simcere MSD	—	53,000	53,000
Equity in earnings of Simcere MSD	—	5,300	5,300
Unrealized profit of inventory sold to Simcere MSD	—	(1,515)	(1,515)
December 31, 2012	—	56,785	56,785

Schedule of Redeemable Non-controlling Interest

Redeemable
Non-controlling
Interest
RMB
Balance as of December 31, 2010	47,453
Income attributable to the redeemable non-controlling interest	1,378
Acquisition of redeemable non-controlling interest	(48,831)
Balance as of December 31, 2011 and December 31, 2012	—

Schedule of intangible assets related to the Group's acquisitions

	December 31, 2011
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(29,148)	—	8,270
Developed technologies	7-16	347,640	(111,354)	—	236,286
Product trademarks	6-10	4,303	(3,487)	—	816
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	—	93,100

Total intangible assets		492,005	(153,533)	—	338,472

	December 31, 2012
	Amortization period	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
	Years	RMB	RMB	RMB	RMB
Customer relationships	4-11	37,418	(33,533)	—	3,885
Developed technologies	7-16	347,188	(139,704)	—	207,484
Product trademarks	6-10	4,303	(3,958)	—	345
Manufacturing and supply licenses	1-5	9,544	(9,544)	—	—
In-process research and development		93,100	—	(70,100)	23,000

Total intangible assets		491,553	(186,739)	(70,100)	234,714

Total — US$		78,900	(29,974)	(11,252)	37,674

Schedule of amortization expense

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Costs of materials and production	31,703	28,330	28,821	4,626
Sales, marketing and distribution	5,425	5,401	4,385	704
Total amortization expense	37,128	33,731	33,206	5,330

Schedule of estimated amortization expense of the Group's intangible assets with definite lives
RMB
2013	29,988
2014	28,793
2015	28,505
2016	28,139
2017	22,066

Schedule of goodwill

	Year ended December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at as of January 1
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(76,398)	(12,263)
Net goodwill as of January 1	309,936	309,936	49,748

Goodwill acquired during the year	—	—	—
Impairment loss	—	(25,316)	(4,063)

Balance as of December 31
Gross goodwill	386,334	386,334	62,011
Accumulated impairment losses	(76,398)	(101,714)	(16,326)
Net goodwill as of December 31	309,936	284,620	45,685